Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	While we do not have a formal written policy in place with regard to the timing of awards of Options in relation to the disclosure of material non-public information, the Board does not seek to time equity grants to take advantage of information, either positive or negative, about the Company that has not been publicly disclosed. It has been our practice to grant equity awards to our officers and directors upon their appointment. We intend to issue equity grants to our officers and/or directors at the same time each year, typically in connection with our first meeting of the Board of Directors each fiscal year. Option grants are effective on the date the award determination is made by the Board, and the exercise price of Options is the closing market price of Bunker Hill common stock on the immediately preceding business day of the grant.During the fiscal year ended December 31, 2024, we did not award any Options to an NEO in the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that discloses material non-public information, and ending one business day after the filing or furnishing of such report.
Award Timing MNPI Considered [Flag]	false